Shareholders' Equity - Common Stock Repurchased (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common stock repurchased shares	54	49	61
Purchase of treasury stock	$ 2,844	$ 2,622	$ 2,600